Basis of preparation - Schedule of Restatement (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Income statement
Other (expenses) income	[1],[2]	$ (68)		$ (13)		$ (26)
Cost of sales	[1]	(1,749)		(1,595)		(3,366)
Gross profit	[1]	435		560		1,129
Impairment, derecognition of assets and profit (loss) on disposal	[1]	(126)		(2)		(315)
Foreign exchange and fair value adjustments	[1]	(75)		(53)		(125)
Share of associates and joint ventures’ profit (loss)	[1]	84		78		161
Profit (loss) before taxation	[1]	76		410		472
Taxation	[1]	(111)		(94)		(221)
Profit (loss) for the period		(35)	[1]	316	[1]	251	[3]
Attributable to:
Equity shareholders		(39)		302		233
Non-controlling interests	[1]	$ 4		$ 14		$ 18
Basic earnings per ordinary share (USD per share)	[1],[4]	$ (0.09)		$ 0.72		$ 0.55
Diluted earnings per ordinary share (USD per share)	[1],[5]	$ (0.09)		$ 0.72		$ 0.55
Headline earnings (loss)		$ 61		$ 304		$ 489
Headline earnings (loss) per ordinary share (USD cents per share)		$ 0.14		$ 0.72		$ 1.16
Diluted headline earnings (loss) per ordinary share (USD cents per share)		$ 0.14		$ 0.72		$ 1.16
Statement of comprehensive income
Total comprehensive income for the period, net of tax	[3]	$ (56)		$ 274		$ 176
Statement of financial position
Tangible assets	[6]	4,266		4,093		4,208
Investments in associates and joint ventures	[6]	1,129		1,164		1,091
Deferred taxation	[6],[7]	41		28		23
Non-current assets	[6]	5,965		5,877		5,868
Trade, other receivables and other assets	[6]	317		333		237
Current assets	[6]	1,864		2,353		2,145
Non-current	[6]	106		138		115
Environmental rehabilitation and other provisions	[6],[8]	611		642		596
Deferred taxation	[6]	341		323		300
Non-current liabilities	[6]	3,030		3,137		3,054
Current	[6]	72		76		71
Trade and other payables	[6]	641		595		667
Environmental rehabilitation and other provisions	[6],[8]	103		71		81
Current liabilities	[6]	857		810		884
Statement of changes in equity
Total equity		3,942	[6]	4,283	[6]	4,075	[6]	$ 4,101
(Accumulated losses) Retained earnings
Income statement
Profit (loss) for the period		(39)		302
Statement of comprehensive income
Total comprehensive income for the period, net of tax		(39)		302
Statement of changes in equity
Total equity		(1,936)		(1,591)		(1,774)		(1,899)
Foreign currency translation reserve
Statement of comprehensive income
Total comprehensive income for the period, net of tax	[9]	(19)		(19)
Statement of changes in equity
Total equity	[9]	(1,460)		(1,431)		(1,441)		(1,412)
Total
Income statement
Profit (loss) for the period		(39)		302
Statement of comprehensive income
Total comprehensive income for the period, net of tax		(60)		260
Statement of changes in equity
Total equity		3,909		4,251		4,040		4,047
Non-controlling interests
Income statement
Profit (loss) for the period		4		14
Statement of comprehensive income
Total comprehensive income for the period, net of tax		4		14
Statement of changes in equity
Total equity		33		32		35		$ 54
Increase (decrease) due to corrections of prior period errors | Other immaterial errors
Income statement
Other (expenses) income		(10)
Cost of sales				(3)		(4)
Gross profit				(3)		(4)
Impairment, derecognition of assets and profit (loss) on disposal						(11)
Foreign exchange and fair value adjustments						3
Share of associates and joint ventures’ profit (loss)		9		6		(5)
Profit (loss) before taxation		(1)		3		(17)
Taxation		0				1
Profit (loss) for the period		(1)		3		(16)
Attributable to:
Equity shareholders		0		4		(15)
Non-controlling interests		$ (1)		$ (1)		$ (1)
Basic earnings per ordinary share (USD per share)		$ 0		$ 0.01		$ (0.04)
Diluted earnings per ordinary share (USD per share)		$ 0		$ 0.01		$ (0.04)
Headline earnings (loss)		$ 0		$ 4		$ (6)
Headline earnings (loss) per ordinary share (USD cents per share)		$ 0		$ 0.01		$ (0.01)
Diluted headline earnings (loss) per ordinary share (USD cents per share)		$ 0		$ 0.01		$ (0.01)
Statement of comprehensive income
Total comprehensive income for the period, net of tax		$ (1)		$ 3		$ (17)
Statement of financial position
Tangible assets		(11)		12		(1)
Investments in associates and joint ventures				2		(9)
Deferred taxation		0		(1)		0
Non-current assets		(11)		13		(10)
Trade, other receivables and other assets				(2)
Current assets				(2)
Non-current						13
Environmental rehabilitation and other provisions				(29)		(38)
Deferred taxation		0		1
Non-current liabilities		0		(28)		(25)
Current						(13)
Trade and other payables		(31)		(42)		(43)
Environmental rehabilitation and other provisions		31		71		81
Current liabilities		0		29		25
Statement of changes in equity
Total equity		(11)		10		(10)
Increase (decrease) due to corrections of prior period errors | (Accumulated losses) Retained earnings | Other immaterial errors
Statement of changes in equity
Total equity		(10)		8		(10)
Increase (decrease) due to corrections of prior period errors | Foreign currency translation reserve | Other immaterial errors
Statement of changes in equity
Total equity		(1)				(1)
Increase (decrease) due to corrections of prior period errors | Total | Other immaterial errors
Statement of changes in equity
Total equity		(11)		8		(11)
Increase (decrease) due to corrections of prior period errors | Non-controlling interests | Other immaterial errors
Statement of changes in equity
Total equity				2		1
As previously reported
Income statement
Other (expenses) income		(58)
Cost of sales				(1,592)		(3,362)
Gross profit				563		1,133
Impairment, derecognition of assets and profit (loss) on disposal						(304)
Foreign exchange and fair value adjustments						(128)
Share of associates and joint ventures’ profit (loss)		75		72		166
Profit (loss) before taxation		77		407		489
Taxation		(32)				(173)
Profit (loss) for the period		45		313		316
Attributable to:
Equity shareholders		40		298		297
Non-controlling interests		$ 5		$ 15		$ 19
Basic earnings per ordinary share (USD per share)		$ 0.10		$ 0.71		$ 0.71
Diluted earnings per ordinary share (USD per share)		$ 0.10		$ 0.71		$ 0.71
Headline earnings (loss)		$ 140		$ 300		$ 544
Headline earnings (loss) per ordinary share (USD cents per share)		$ 0.33		$ 0.71		$ 1.29
Diluted headline earnings (loss) per ordinary share (USD cents per share)		$ 0.33		$ 0.71		$ 1.29
Statement of comprehensive income
Total comprehensive income for the period, net of tax		$ 24		$ 271		$ 242
Statement of financial position
Tangible assets		4,277		4,081		4,209
Investments in associates and joint ventures				1,162		1,100
Deferred taxation		146		29		72
Non-current assets		6,081		5,864		5,927
Trade, other receivables and other assets				335
Current assets				2,355
Non-current						102
Environmental rehabilitation and other provisions				671		634
Deferred taxation		318		322
Non-current liabilities		3,007		3,165		3,079
Current						84
Trade and other payables		672		637		710
Environmental rehabilitation and other provisions		72		0		0
Current liabilities		857		781		859
Statement of changes in equity
Total equity		4,081		4,273		4,134
As previously reported | (Accumulated losses) Retained earnings
Statement of changes in equity
Total equity		(1,798)		(1,599)		(1,715)
As previously reported | Foreign currency translation reserve
Statement of changes in equity
Total equity		(1,459)				(1,440)
As previously reported | Total
Statement of changes in equity
Total equity		4,048		4,243		4,100
As previously reported | Non-controlling interests
Statement of changes in equity
Total equity				30		34
Obuasi | Increase (decrease) due to corrections of prior period errors | Net deferred tax asset
Income statement
Other (expenses) income		0
Cost of sales				0		0
Gross profit				0		0
Impairment, derecognition of assets and profit (loss) on disposal						0
Foreign exchange and fair value adjustments						0
Share of associates and joint ventures’ profit (loss)		0		0		0
Profit (loss) before taxation		0		0		0
Taxation		(79)				(49)
Profit (loss) for the period		(79)		0		(49)
Attributable to:
Equity shareholders		(79)		0		(49)
Non-controlling interests				$ 0		$ 0
Basic earnings per ordinary share (USD per share)		$ (0.19)		$ 0		$ (0.12)
Diluted earnings per ordinary share (USD per share)		$ (0.19)		$ 0		$ (0.12)
Headline earnings (loss)		$ (79)		$ 0		$ (49)
Headline earnings (loss) per ordinary share (USD cents per share)		$ (0.19)		$ 0		$ (0.12)
Diluted headline earnings (loss) per ordinary share (USD cents per share)		$ (0.19)		$ 0		$ (0.12)
Statement of comprehensive income
Total comprehensive income for the period, net of tax		$ (79)		$ 0		$ (49)
Statement of financial position
Tangible assets		0		0		0
Investments in associates and joint ventures				0		0
Deferred taxation		(105)		0		(49)
Non-current assets		(105)		0		(49)
Trade, other receivables and other assets				0
Current assets				0
Non-current						0
Environmental rehabilitation and other provisions				0		0
Deferred taxation		23		0
Non-current liabilities		23		0		0
Current						0
Trade and other payables		0		0		0
Environmental rehabilitation and other provisions		0		0		0
Current liabilities		0		0		0
Statement of changes in equity
Total equity		(128)		0		(49)
Obuasi | Increase (decrease) due to corrections of prior period errors | (Accumulated losses) Retained earnings | Net deferred tax asset
Statement of changes in equity
Total equity		(128)		0		(49)
Obuasi | Increase (decrease) due to corrections of prior period errors | Foreign currency translation reserve | Net deferred tax asset
Statement of changes in equity
Total equity		0				0
Obuasi | Increase (decrease) due to corrections of prior period errors | Total | Net deferred tax asset
Statement of changes in equity
Total equity		$ (128)		0		(49)
Obuasi | Increase (decrease) due to corrections of prior period errors | Non-controlling interests | Net deferred tax asset
Statement of changes in equity
Total equity				$ 0		$ 0

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Other (expenses) income for the first half of 2023 was $55m higher compared to the first half of 2022. This was mainly due to an increase in environmental provisions for legacy tailings storage facilities (TSFs) of $57m (mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs) and an increase in legal and project fees of $16m (of which $14m related to AngloGold Ashanti’s proposed corporate restructuring), partially offset by other movements of $18m.
[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[4]	Calculated on the basic weighted average number of ordinary shares.
[5]	Calculated on the diluted weighted average number of ordinary shares.
[6]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[7]	Increase is mainly due to deferred taxation assets recognised at Obuasi, resulting from generated tax losses to be utilised against future taxable income and at Brazil due to further impairments.
[8]	Mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs, as well as major restoration projects planned at Obuasi.
[9]	Foreign currency translation reserve includes a loss of $1,410m (Jun 2022: $1,396m; Dec 2022: $1,401m) that will not re-cycle through the income statement on disposal of non-foreign operations, and a loss of $50m (Jun 2022: $35m; Dec 2022: $40m) relating to foreign operations that will re-cycle through the income statement on disposal.